DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	ROI Acquisition Corp.
Entity Central Index Key	0001532543
Entity Filer Category	Non-accelerated Filer